SCUDDER INVESTMENT TRUST

           Supplement to the Statement of Additional Information dated
                               September 9, 1996.

     The following text replaces the text under  "Financial  Statements" on page
48.

                              FINANCIAL STATEMENTS

     The financial statements and notes, including the investment portfolio of the Fund, together with the Financial Highlights dated February 28, 1997, are incorporated by reference and attached hereto, and are hereby deemed to be part of the Statement of Additional Information.







March 27, 1997